Loans receivable, net (Summary of Loans Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Loans receivable, net
Loans receivable - current portion			¥ 552,745
Loans receivable - non-current portion	$ 10,562	¥ 73,330
Entrusted loan
Loans receivable, net
Loans receivable			3,600
Convertible loan
Loans receivable, net
Loans receivable			¥ 549,145